Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 3,623,833	$ 17,750,354	$ 34,955,054
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,449,968	29,371,580	26,206,896
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	14,996,351	(2,600,361)	(6,966,567)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,137,068	(2,041,657)	2,781,648
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,528,322	(1,369,247)	14,988,237
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	2,650	(102,040)	55,290
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,656,939)	(241,212)	(1,111,367)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	467,959	878,322	(942,605)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(13,025,443)	34,847,775	17,402,260
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 173,865	$ (11,621,226)	$ 8,748,158